List of principal subsidiaries - Disclosure of the principal subsidiaries of the Company (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 TWD ($)
Disclosure of subsidiaries [line items]
Issued capital	$ 13,698	$ 1,493
Prenetics Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Prenetics Limited
Place of incorporation/ operation	Hong Kong
Issued capital			$ 415,276,716
Proportion of ownership interest in subsidiary	0.00%	0.00%
Proportion of voting rights held in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Genetic and diagnostic health testing
Prenetics EMEA Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Prenetics EMEA Limited
Place of incorporation/ operation	United Kingdom
Issued capital | £				£ 76,765.81
Proportion of ownership interest in subsidiary	0.00%	0.00%
Proportion of voting rights held in subsidiary	100.00%	100.00%
Description of nature of entity's operations and principal activities	Genetic and diagnostic health testing
ACT Genomics Holdings Company Limited [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ACT Genomics Holdings Company Limited (note 33)
Place of incorporation/ operation	Cayman Islands
Issued capital	$ 16,713
Proportion of ownership interest in subsidiary	74.39%	0.00%
Proportion of voting rights held in subsidiary	0.00%	0.00%
Description of nature of entity's operations and principal activities	Precise cancer genetic testing services
ACT Genomics Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ACT Genomics Co., Ltd.
Place of incorporation/ operation	Taiwan
Issued capital					$ 455,080,000
Proportion of ownership interest in subsidiary	0.00%	0.00%
Proportion of voting rights held in subsidiary	74.33%	0.00%
Description of nature of entity's operations and principal activities	Precise cancer genetic testing - services
ACT Genomics Hong Kong Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ACT Genomics (Hong Kong) Limited
Place of incorporation/ operation	Hong Kong
Issued capital			775,000
Proportion of ownership interest in subsidiary	0.00%	0.00%
Proportion of voting rights held in subsidiary	74.39%	0.00%
Description of nature of entity's operations and principal activities	Precise cancer genetic testing - services
Sanomics Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Sanomics Limited
Place of incorporation/ operation	Hong Kong
Issued capital			$ 500,000
Proportion of ownership interest in subsidiary	0.00%	0.00%
Proportion of voting rights held in subsidiary	74.39%	0.00%
Description of nature of entity's operations and principal activities	Precise cancer genetic testing - services
MC Diagnostics Limited [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	MC Diagnostics Limited
Place of incorporation/ operation	United Kingdom
Issued capital | £				£ 1,164
Proportion of ownership interest in subsidiary	0.00%	0.00%
Proportion of voting rights held in subsidiary	74.39%	0.00%
Description of nature of entity's operations and principal activities	Sales of medical diagnostics products